Share-Based Compensation - Performance-Based Awards Granted (Details) - Performance Based Awards - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance Period Ending December 2019
Share-based Compensation
Number of shares granted	103,297
Performance Period Ending December 2017, Tranche One
Share-based Compensation
Number of shares granted	146,094
Performance Period Ending December 2017 Tranche Two
Share-based Compensation
Number of shares granted	26,145
Performance Period Ending December 2016, Tranche One
Share-based Compensation
Number of shares granted		15,605
Performance Period Ending December 2017
Share-based Compensation
Number of shares granted		14,940	135,289
Performance Period Ending December 2018, Tranche One
Share-based Compensation
Number of shares granted		29,332
Performance Period Ending December 2018, Tranche Two
Share-based Compensation
Number of shares granted		67,517
Performance Period Ending December 2018, Tranche Three
Share-based Compensation
Number of shares granted		78,220
Performance Period Ending December 2018, Tranche Four
Share-based Compensation
Number of shares granted		122,284
Performance Period Ending December 2016, Tranche Two
Share-based Compensation
Number of shares granted		144,995
Performance Period Ending December 2015
Share-based Compensation
Number of shares granted			165,543